Segment Information Segment Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 8,234.4	$ 7,525.5
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		7,352.5	6,505.8
Operating Segments | Passive Safety
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		5,637.0	5,539.3
Operating Segments | Electronics
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		1,715.5	966.5
Corporate and other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[1]	$ 881.9	$ 1,019.7

[1]	Corporate and other assets mainly consist of cash and cash equivalents, income taxes and equity method investments.